GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenues by product lines (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenue from External Customer [Line Items]
Total revenues		$ 1,980.5	$ 1,861.3
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues		350.9	310.2
Other
Revenue from External Customer [Line Items]
Total revenues	[1]	25.5	27.1
Products and licenses
Revenue from External Customer [Line Items]
Total revenues		376.4	337.3
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues		893.9	812.0
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues		$ 710.2	$ 712.0

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising less than 10% of products and licenses revenues.